Other income (expense) - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Other Income Expense [Abstract]
Proportion of ownership interest in joint operation	40.00%		60.00%
Gain on restructuring of JV Inkai	$ 48,570,000	[1]	$ 0
Reclassification of foreign currency translation reserve to net earnings	5,450,000		0
Disclosure of financial assets [line items]
Sale of exploration interests	25,027,000	[2]	$ 0
Denison [Member]
Disclosure of financial assets [line items]
Sale of exploration interests	$ 17,231,000
Number of shares owned	24,615,000

[1]

Effective January 1, 2018, Cameco’s ownership interest in JV Inkai was reduced from 60 % to 40 % based on an implementation agreement with Kazatomprom. Cameco recognized a gain on the change in ownership interests of $ 48,570,000 . Included in this gain is $ 5,450,000 which has been reclassified from the foreign currency translation reserve to net earnings .

[2]

In the fourth quarter of 2018, Cameco sold its interest in the Wheeler River Joint Venture to Denison Mines Corp. in exchange for 24,615,000 commo n shares (note 10 ). Cameco recorded a gain of $ 17,231,000 on the transaction.